Advances for Drillships under Construction and Related Costs (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Advances for Drillships under Construction and Related Costs [Abstract]
Balance at beginning of year	$ 623,984
Advances for drillships under construction and related costs	465,649
Drillships delivered	(728,393)
Deconsolidation of Ocean Rig	(361,240)
Balance at end of year	$ 0